Stockholders' Deficit (Details Narrative) - USD ($)						6 Months Ended
	Nov. 17, 2015	Oct. 20, 2015	Sep. 30, 2015	Jul. 15, 2015	Jul. 02, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Number of common stock shares issued for employee as performance bonus				63,500
Fair value of common stock on note payable as loan fee in consideration						$ 50,000
Six Employees [Member]
Class of Stock [Line Items]
Number of stock options issued	43,000
PIMCO [Member]
Class of Stock [Line Items]
Common stock shares issued as loan fee in consideration			10,000
Fair value of common stock on note payable as loan fee in consideration			$ 50,000
Company drew an additional funds		$ 500,000
Signing Bonus [Member]
Class of Stock [Line Items]
Number of common stock shares issued					15,000
Number of common stock value issued					$ 75,000